SUBORDINATED LIABILITIES (Details) - Disclosure of repurchases and redemptions duing the year - GBP (£) £ in Millions		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
SUBORDINATED LIABILITIES (Details) - Disclosure of repurchases and redemptions duing the year [Line Items]
Subordinated liabilities		£ 17,922	£ 19,831	£ 23,312
Repurchases and redemptions during the year [Member] | 7.627% Fixed to Floating Rate Guaranteed Non-voting Non-cumulative Preferred Securities [Member]
SUBORDINATED LIABILITIES (Details) - Disclosure of repurchases and redemptions duing the year [Line Items]
Subordinated liabilities		163
Repurchases and redemptions during the year [Member] | 4.385% Step-up Perpetual Capital Securities callable 2017 (€750 million) [Member]
SUBORDINATED LIABILITIES (Details) - Disclosure of repurchases and redemptions duing the year [Line Items]
Subordinated liabilities		74
Repurchases and redemptions during the year [Member] | Preferred securities [Member]
SUBORDINATED LIABILITIES (Details) - Disclosure of repurchases and redemptions duing the year [Line Items]
Subordinated liabilities		237
Repurchases and redemptions during the year [Member] | Subordinated Callable Notes 2017 [Member]
SUBORDINATED LIABILITIES (Details) - Disclosure of repurchases and redemptions duing the year [Line Items]
Subordinated liabilities		771
Repurchases and redemptions during the year [Member] | Dated subordinated liabilities [Member]
SUBORDINATED LIABILITIES (Details) - Disclosure of repurchases and redemptions duing the year [Line Items]
Subordinated liabilities		£ 771
Other repurchases and redemptions during the year [Member] | Preferred securities [Member]
SUBORDINATED LIABILITIES (Details) - Disclosure of repurchases and redemptions duing the year [Line Items]
Subordinated liabilities			182
Other repurchases and redemptions during the year [Member] | Dated subordinated liabilities [Member]
SUBORDINATED LIABILITIES (Details) - Disclosure of repurchases and redemptions duing the year [Line Items]
Subordinated liabilities			3,070
Other repurchases and redemptions during the year [Member] | 6.267% Non-Cumulative Callable Fixed to Floating Rate Preference shares callable 2016 [Member]
SUBORDINATED LIABILITIES (Details) - Disclosure of repurchases and redemptions duing the year [Line Items]
Subordinated liabilities			319
Other repurchases and redemptions during the year [Member] | 4.939% Non-voting Non-cumulative Perpetual Preferred Securities [Member]
SUBORDINATED LIABILITIES (Details) - Disclosure of repurchases and redemptions duing the year [Line Items]
Subordinated liabilities			32
Other repurchases and redemptions during the year [Member] | 7.286% Perpetual Regulatory Tier One Securities (Series A) [Member]
SUBORDINATED LIABILITIES (Details) - Disclosure of repurchases and redemptions duing the year [Line Items]
Subordinated liabilities			150
Other repurchases and redemptions during the year [Member] | 7.5% Undated Subordinated Step-up Notes [Member]
SUBORDINATED LIABILITIES (Details) - Disclosure of repurchases and redemptions duing the year [Line Items]
Subordinated liabilities			5
Other repurchases and redemptions during the year [Member] | 4.25% Subordinated Undated Instruments [Member]
SUBORDINATED LIABILITIES (Details) - Disclosure of repurchases and redemptions duing the year [Line Items]
Subordinated liabilities			7
Other repurchases and redemptions during the year [Member] | Floating Rate Primary Capital Notes [Member]
SUBORDINATED LIABILITIES (Details) - Disclosure of repurchases and redemptions duing the year [Line Items]
Subordinated liabilities			108
Other repurchases and redemptions during the year [Member] | Primary Capital Undated Floating Rate Notes [Member]
SUBORDINATED LIABILITIES (Details) - Disclosure of repurchases and redemptions duing the year [Line Items]
Subordinated liabilities	[1]		353
Other repurchases and redemptions during the year [Member] | 5.125% Undated subordinated Step-up Notes callable 2016 [Member]
SUBORDINATED LIABILITIES (Details) - Disclosure of repurchases and redemptions duing the year [Line Items]
Subordinated liabilities			2
Other repurchases and redemptions during the year [Member] | Undated subordinated liabilities [Member]
SUBORDINATED LIABILITIES (Details) - Disclosure of repurchases and redemptions duing the year [Line Items]
Subordinated liabilities			475
Other repurchases and redemptions during the year [Member] | Subordinated Fixed to Fixed Rate Notes 2021 callable 2016 [Member]
SUBORDINATED LIABILITIES (Details) - Disclosure of repurchases and redemptions duing the year [Line Items]
Subordinated liabilities	[2]		2,359
Other repurchases and redemptions during the year [Member] | Callable Floating Rate Subordinated Notes 2016 [Member]
SUBORDINATED LIABILITIES (Details) - Disclosure of repurchases and redemptions duing the year [Line Items]
Subordinated liabilities			329
Other repurchases and redemptions during the year [Member] | Subordinated Callable Notes 2016 [Member]
SUBORDINATED LIABILITIES (Details) - Disclosure of repurchases and redemptions duing the year [Line Items]
Subordinated liabilities			£ 382

[1]	Comprising Series 1 (101 million), Series 2 (142 million), Series 3 (110 million).
[2]	Comprising notes with the following coupon rates: 13% (244 million), 10.125% (233 million), 11.875% (960 million), 10.75% (466 million), 9.875% (456 million).